GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES (TABLES)	12 Months Ended
Dec. 31, 2012
Variable Annuity Contracts GMDB GMIB And GWBL Tables [Abstract]
Variable Annuity Contracts- GMDB GMIB [Table Text Block]
	GMDB	GMIB	Total

	(In Millions)

Balance at January 1, 2010	$1,087	$1,558	$2,645
Paid guarantee benefits	(208)	(45)	(253)
Other changes in reserve	386	798	1,184
Balance at December 31, 2010	1,265	2,311	3,576
Paid guarantee benefits	(203)	(47)	(250)
Other changes in reserve	531	1,866	2,397
Balance at December 31, 2011	1,593	4,130	5,723
Paid guarantee benefits	(288)	(77)	(365)
Other changes in reserve	467	508	975
Balance at December 31, 2012	$1,772	$4,561	$6,333

Guaranteed Minimum Death Benefit Reinsurance Ceded [Table Text Block]
GMDB

(In Millions)

Balance at January 1, 2010	$405
Paid guarantee benefits	(81)
Other changes in reserve	209
Balance at December 31, 2010	533
Paid guarantee benefits	(81)
Other changes in reserve	264
Balance at December 31, 2011	716
Paid guarantee benefits	(127)
Other changes in reserve	255
Balance at December 31, 2012	$844

Schedule of Net Amount of Risk by Product and Guarantee [Table Text Block]
	Return
	of
	Premium	Ratchet	Roll-Up	Combo	Total

	(Dollars In Millions)
GMDB:
Account values invested in:
General Account	$12,817	$223	$102	$467	$13,609
Separate Accounts	$30,349	$7,419	$3,722	$34,536	$76,026
Net amount at risk, gross	$756	$784	$2,722	$13,931	$18,193
Net amount at risk, net of
amounts reinsured	$756	$480	$1,843	$5,617	$8,696
Average attained age of
contractholders	48.5	63.8	69.4	64.6	52.9
Percentage of contractholders
over age 70	8.1%	29.3%	49.9%	30.8%	14.8%
Range of contractually
specified interest rates	N/A	N/A	3.0% - 6.0%	3.0% - 6.5%	3.0% - 6.5%

GMIB:
Account values invested in:
General Account	N/A	N/A	$23	$562	$585
Separate Accounts	N/A	N/A	$2,488	$46,378	$48,866
Net amount at risk, gross	N/A	N/A	$1,995	$10,208	$12,203
Net amount at risk, net of
amounts reinsured	N/A	N/A	$593	$2,753	$3,346
Weighted average years
remaining until annuitization	N/A	N/A	0.3	4.4	4.2
Range of contractually
specified interest rates	N/A	N/A	3.0% - 6.0%	3.0% - 6.5%	3.0% - 6.5%

Schedule of Fair Value of Separate Accounts by Major Category of Investment [Table Text Block]
Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2012	2011

	(In Millions)
GMDB:
Equity	$52,633	$46,207
Fixed income	3,748	3,810
Balanced	19,102	19,525
Other	543	652
Total	$76,026	$70,194

GMIB:
Equity	$33,361	$29,819
Fixed income	2,335	2,344
Balanced	12,906	13,379
Other	264	345
Total	$48,866	$45,887

No Lapse Guarantee Liabilities [Table Text Block]
		Reinsurance
	Direct Liability	Ceded	Net

	(In Millions)

Balance at January 1, 2010	$255	$(174)	$81
Other changes in reserves	120	(57)	63
Balance at December 31, 2010	375	(231)	144
Other changes in reserves	95	(31)	64
Balance at December 31, 2011	470	(262)	208
Other changes in reserves	86	(48)	38
Balance at December 31, 2012	$556	$(310)	$246